LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Cash Flow, Lessee [Abstract]
Operating cash flows from operating leases	$ 10,705	$ 10,427
Operating cash flows from finance leases	6	9
Financing cash flows from finance leases	$ 70	$ 100